Financial Instruments - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Fixed rate of return on multimarket investment fund	99.37%
Finance income (costs) in profit and loss	R$ 473	R$ 659	R$ 6,657